Cash and balances with the Brazilian Central Bank (Tables)	12 Months Ended
Dec. 31, 2019
Cash and balances with the Brazilian Central Bank (Tables) [Abstract]
Cash and balances with the Brazilian Central Bank

4.     Cash and balances with the Brazilian Central Bank

Thousand of reais	2019	2018	2017

Cash and cash equivalents	20,127,364	19,463,587	20,642,321
of which:
Cash	4,877,849	4,235,096	4,661,348
Cash and Foreign currency application abroad	15,249,515	15,228,491	15,980,973
Total	20,127,364	19,463,587	20,642,321